Intangible Assets (Tables) (10-Q)	9 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following as of:

	Estimated life	September 30, 2020	December31, 2019
Website	3 years	$10,799	$-
Accumulated amortization		(600)	-
		$10,199	$-

Schedule of Estimated Future Amortization Expenses Related to Intangible Assets	As of September 30, 2020, estimated future amortization expenses related to intangible assets were as follows:
Intangible Assets
2020	$900
2021	3,600
2022	3,600
2023	2,099
$10,199